Accounts and notes payable and accruals and other current liabilities - Carried forward contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities - beginning of year	¥ 18,681	¥ 0
Additions	17,828	67,033
Recognition	32,174	48,352
Contract liabilities - end of year	¥ 4,335	¥ 18,681
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognized as expected timing of satisfaction, period	1 year	1 year